SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Balance at beginning of year	¥ 11,973		¥ 11,973	¥ 11,973
Additions	0		0	0
Written off	0		0	0
Balance at ending of year	¥ 11,973	$ 1,793	¥ 11,973	¥ 11,973